Inventories	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventories Explanatory [Abstract]
Disclosure of inventories [text block]
Note 10	Inventories

The composition of inventory at each period-end is as follows:

Type of inventory	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Raw material	12,508	10,694
Production supplies	41,114	31,007
Products-in-progress	527,118	487,830
Finished product	603,036	563,497
Total	1,183,776	1,093,028

As of December 31, 2021, and 2020, the Company held caliche stockpiles, solutions in solar ponds and intermediary salts amounting ThUS$ 458,913 and ThUS$ 422,535, respectively (including products in progress).

As of December 31, 2021, bulk inventories recognized within work in progress and finished goods were ThUS$ 111,316 and ThUS$ 99,551 respectively. As of December 31, 2020, bulk inventories recognized within work in progress and finished goods were ThUS$ 108,909 and ThUS$ 176,561, respectively.

As of December 31, 2021, and 2020, inventory allowances recognized, amounted to ThUS$ 75,892 and ThUS$ 80,930, respectively. For finished and in-process products, recognized allowances include the provision associated with the lower value of stock (considers lower realizable value, uncertain future use, reprocessing costs of off-specification products, etc.), provision for inventory differences and the provision for potential errors in the determination of inventories (e.g., errors in topography, grade, moisture, etc.). (see Note 3.14).

For raw materials, supplies, materials and parts, the lower value provision was associated to the proportion of defective materials and potential differences.

The breakdown of inventory allowances is detailed as follows:

Type of inventory	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Raw material and supplies for production	1,865	1,934
Products-in-progress	59,858	66,122
Finished product	14,169	12,874
Total	75,892	80,930

The Company has not pledged inventory as collateral for the periods indicated above.

As of December 31, 2021, and 2020, movements in provisions are detailed as follows:

Conciliation	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Beginning balance	80,930	88,174	105,282
Increase in Lower Value (1)	(3,650)	(5,404)	(6,987)
Additional Provision Differences of Inventory (2)	330	(704)	(123)
Increase / Decrease eventual differences and others (3)	-	1,244	(6,262)
Provision Used	(1,718)	(2,380)	(3,736)
Total changes	(5,038)	(7,244)	(17,108)
Final balance	75,892	80,930	88,174

(1)	There are three types of Lower Value Provisions: (a) Economic Realizable Lower Value, (b) Potential Inventory with Uncertain Future Use and (c) Reprocessing Costs of Off-Specification Products.
(2)	Provisions for Inventory Differences generated when physical differences are detected when taking inventory, which exceed the tolerance levels for this process.
(3)	This algorithm corresponds to the provision of diverse percentages based on the complexity in the measurement and rotation of stock, as well as standard differences based on previous results, as is the case with provisions relating to Commercial Offices.